Cash Generated by Operations (Tables)	12 Months Ended
Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Summary of cash generated by operations

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

Profit from continuing operations[1]	745.2	708.7	858.9
Adjusted for non-cash items:
– Mining and income taxation	465.1	442.1	424.9
– Royalties	116.4	110.4	112.4
– Amortisation and depreciation	795.3	844.3	713.2
– Interest expense – environmental rehabilitation	21.8	11.8	8.6
– Non-cash rehabilitation expense/(income)	4.0	(8.9)	10.8
– Interest received – environmental trust funds	(1.2)	(1.1)	(0.8)
– Impairment of investments and assets	156.4	505.0	42.4
– Write-off of exploration and evaluation assets	—	—	21.3
– Profit on disposal of assets	(32.4)	(10.4)	(8.5)
– Unrealised (gain)/loss and prior year mark-to-market reversals on derivative contracts	—	(1.8)	53.0
– Fair value gain on Maverix warrants	—	—	4.0
– Silicosis settlement costs	(4.1)	(2.2)	(0.7)
– Share-based payments	9.1	6.9	12.7
– Long-term incentive plan expense	55.8	29.0	28.5
– Borrowing costs capitalised	(64.9)	(37.9)	(12.5)
– Share of results of equity-accounted investees, net of taxation	31.3	1.9	1.0
– Ghana expected credit loss	33.2	17.5	41.1
– Net realisable value adjustment to Damang stockpiles	33.8	—	—
– Other non-cash items	(7.1)	1.2	1.7
Adjusted for cash items:
– Interest expense	105.1	97.6	103.7
– Interest received	(23.4)	(12.1)	(7.4)
– Payment of long-term incentive plan	(32.0)	(32.4)	(37.3)
– Environmental rehabilitation payments	(14.8)	(10.8)	(23.7)
Total cash generated by operations	2,392.6	2,658.8	2,347.3
[1]Profit for the year of US$708.7 million in 2022 includes the Yamana break fee of US$300.0 million and Yamana related costs of US$33.0 million.